Basis of Preparation and Accounting Policies (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Comprehensive income	$ 5,272,000	$ 24,280,000	$ 14,950,000
Cash and cash equivalents	74,202,000	52,833,000	45,213,000	$ 19,037,000
Working capital surplus	$ 69,795,000
Entity Accounting Standard	International Financial Reporting Standards
Reversal of impairment	$ 4,400,000	0	0
Allowance For Doubtful Trade Receivables		0
Proceeds from borrowings, classified as financing activities	$ 25,000,000	18,000,000	34,250,000
Number Of Operating Segments	1
Direct operating expense from investment property	$ 16,473,000
Lease components	14,367,000
First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) [member]
IfrsStatementLineItems [Line Items]
Borrowing costs capitalised	406,000	259,000	545,000
Proceeds from borrowings, classified as financing activities	$ 25,000,000	18,000,000
Deferred Dry-docking costs [member]
IfrsStatementLineItems [Line Items]
Interval Between Vessel Drydocking Special Survey	2 years 6 months
Depreciation method	straight-line basis
Vessels [member]
IfrsStatementLineItems [Line Items]
Depreciation method	straight-line
Useful life	25 years
Vessels scrap rate per ton	$ 480	440	380
Decrease in depreciation expense due to changes in scrap rate	$ 62,000	$ 118,000	$ 145,000